Derivative and Hedging (Schedule of Related Income Statement Impacts of Derivative Activity) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Designated as Hedging Instrument [Member] | Cross-Currency Swaps [Member]
Derivative [Line Items]
Loss on foreign currency derivatives	$ 20	$ 14